Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Bullion Monarch Mining, Inc [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
EMX (USA) Services Corp. [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
Bronco Creek Exploration Inc. [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
Eurasia Madencilik Ltd. Sirketi [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
Azur Madencilik Ltd. Sirketi [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
Trab Madencilik Ltd Sirketi [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
Eurasian Minerals Cooperatief U.A. [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
Eurasian Minerals Sweden AB [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
Viad Royalties AB [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%
Waikato Gold Limited [Member]
Statements Line Items
Proportion of equity interests of subsidiary held	100.00%